INCOME TAXES (Details 2) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 13,857,000
Canada
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	13,857,000	$ 11,898,000	$ 8,467,000
United States
Statement [Line Items]
Amounts related to tax loss carry forwards, US	$ 1,581,000	$ 1,199,000	$ 778,000